Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net

7.      Property, plant and equipment, net

	2022
	Office equipment	Leasehold improvements	Others	Total
January 1
Cost	$50,332	$105,966	$92,214	$248,512
Accumulated depreciation	(31,936)	(67,574)	(91,618)	(191,128)
	$18,396	$38,392	$596	$57,384

January 1	$18,396	$38,392	$596	$57,384
Acquisition through business combination	12,278	—	—	12,278
Additions	52,481	—	—	52,481
Depreciation expenses	(18,856)	(19,670)	(552)	(39,078)
Exchange difference	(2,317)	(3,237)	(44)	(5,598)
December 31	$61,982	$15,485	$—	$77,467
December 31
Cost	$109,955	$89,005	$83,116	$282,076
Accumulated depreciationt	(47,973)	(73,520)	(83,116)	(204,609)
	$61,982	$15,485	$—	$77,467
	2023
	Office equipment	Leasehold improvements	Others	Total
January 1
Cost	$109,955	$89,005	$83,116	$282,076
Accumulated depreciation	(47,973)	(73,520)	(83,116)	(204,609)
	$61,982	$15,485	$—	$77,467

January 1	$61,982	$15,485	—	77,467
Acquisition through business combination	306,218	219,573	—	525,791
Additions	88,490	—	11,607	100,097
Depreciation expenses	(109,797)	(47,763)	(2,433)	(159,993)
Disposals	(974)	(157)	—	(1,131)
Reclassifications	—	(5,090)	5,090	—
Exchange difference	(2,261)	(3,174)	218	(5,217)
December 31	$343,658	$178,874	$14,482	$537,014
December 31
Cost	$1,030,893	$518,320	$93,906	$1,643,119
Accumulated depreciation	(687,235)	(339,446)	(79,424)	(1,106,105)
	$343,658	$178,874	$14,482	$537,014
	2024
	Office equipment	Leasehold improvements	Others	Total
January 1
Cost	$1,030,893	$518,320	$93,906	$1,643,119
Accumulated depreciation	(687,235)	(339,446)	(79,424)	(1,106,105)
	$343,658	$178,874	$14,482	$537,014

January 1	$343,658	$178,874	$14,482	$537,014
Additions	81,959	—	—	81,959
Depreciation expenses	(117,405)	(26,523)	(5,958)	(149,886)
Disposal	(14,028)	—	—	(14,028)
Exchange difference	(7,288)	(16,163)	(799)	(24,250)
December 31	$286,896	$136,188	$7,725	$430,809
December 31
Cost	$1,013,437	$469,116	$87,949	$1,570,502
Accumulated depreciation	(726,541)	(332,928)	(80,224)	(1,139,693)
	$286,896	$136,188	$7,725	$430,809

No property, plant and equipment were pledged to others.